STOCK-BASED COMPENSATION - Stock Option Activity (Details) - Waldencast plc - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of Common Stock Options
Beginning balance (in shares)	18,915,358
Granted (in shares)	0
Exercised (in shares)	(150,000)
Forfeited (in shares)	(1,628,000)
Ending balance (in shares)	17,137,358	18,915,358
Exercisable (in shares)	9,168,975
Vested and expected to vest (in shares)	17,137,358
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 9.10
Granted (in dollars per share)	0
Exercised (in dollars per share)	0.68
Forfeited (in dollars per share)	5.73
Ending balance (in dollars per share)	10.48	$ 9.10
Exercisable (in dollars per share)	7.31
Vested and expected to vest (in dollars per share)	$ 10.48
Weighted Average Remaining Contractual Life (in years)
Outstanding (in years)	6 years 4 months 24 days	7 years 3 months 18 days
Exercisable (in years)	5 years
Vested and expected to vest (in years)	6 years 4 months 24 days
Aggregate intrinsic Value (in thousands)
Outstanding	$ 1,156	$ 47,792
Exercisable	1,156
Vested and expected to vest	$ 1,156